Commitments and Contingencies (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Analysis of the leased assets included in property and equipment
Equipment	$ 79,210	$ 41,969
Less accumulated depreciation	(33,607)	(5,926)
Total	$ 45,603	$ 36,043